Note 7 - Inventories (Details) - Summary of Inventory (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Inventory [Abstract]
Finished goods	$ 2,153	$ 2,294
Work-in-process	1,725	1,851
Raw materials	3,339	3,772
	$ 7,217	$ 7,917